UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5843

                      (Investment Company Act File Number)


                            Cash Trust Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  5/31/07


                Date of Reporting Period:  Quarter ended 8/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS

GOVERNMENT CASH SERIES
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   GOVERNMENT AGENCIES--21.4%
  $  9,000,000   1 Federal Home Loan Bank System Floating Rate Notes, 5.340%, 10/5/2006                               $    8,997,907
    11,700,000     Federal Home Loan Bank System Notes, 2.625% - 5.580%, 9/15/2006 - 9/18/2007                            11,676,846
    17,663,000   2 Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 5.005%, 9/29/2006 - 5/1/2007                 17,306,793
    37,000,000   1 Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.251% - 5.350%, 9/18/2006 - 11/7/2006           36,991,189
    14,412,000     Federal Home Loan Mortgage Corp. Notes, 3.500% - 5.500%, 10/18/2006 - 7/9/2007                         14,392,928
     7,000,000   1 Federal National Mortgage Association Floating Rate Notes, 5.330%, 9/28/2006                            6,995,068
     6,000,000     Federal National Mortgage Association Notes, 3.875% - 5.610%, 5/15/2007 - 9/5/2007                      5,963,038
                      TOTAL GOVERNMENT AGENCIES                                                                          102,323,769
                   REPURCHASE AGREEMENTS--82.4%
    20,640,000     Interest in $2,246,000,000 joint repurchase agreement 5.250%, dated 8/31/2006 under which BNP          20,640,000
                   Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                   2/15/2036 for $2,246,327,542 on 9/1/2006.  The market value of the underlying securities at the end of the period was $2,290,920,855.
     8,000,000   3 Interest in $500,000,000 joint repurchase agreement 5.323%, dated 7/27/2006 under which Banc of         8,000,000
                   America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $507,097,333 on 10/31/2006.  The market value of the underlying securities at the end of the period was $513,711,038.
     5,000,000   3 Interest in $1,000,000,000 joint repurchase agreement 5.320%, dated 8/9/2006 under which Bank           5,000,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   5/1/2036 for $1,012,265,566 on 10/31/2006.  The market value of the underlying securities at the end of the period was $1,021,268,263.
    18,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.290%, dated 8/31/2006 under which              18,000,000
                   Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/6/2038 for $2,000,293,889 on 9/1/2006.  The market value of the underlying securities at the end of the period was $2,040,000,918.
    23,000,000   3 Interest in $900,000,000 joint repurchase agreement 5.270%, dated 8/29/2006 under which Credit         23,000,000
                   Suisse First Boston Corp. will repurchase  U.S. Government Agency securities with various maturities to 7/1/2042 for $904,084,250 on 9/29/2006.  The market value of the underlying securities at the end of the period was $927,002,578.
     8,000,000   3 Interest in $900,000,000 joint repurchase agreement 5.280%, dated 8/9/2006 under which Deutsche         8,000,000
                   Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/1/2042 for $905,544,000 on 9/20/2006.  The market value of the underlying securities at the end of the period was $925,541,016.
    15,000,000   3 Interest in $500,000,000 joint repurchase agreement 5.300%, dated 8/31/2006 under which                15,000,000
                   Deutsche Bank Securities, Inc. will repurchase U. S. Treasury and U.S. Government Agency securities with various maturities to 7/25/2036 for $506,625,000 on 11/30/2006.  The market value of the underlying securities at the end of the period was $516,769,927.
    95,000,000     Interest in $1,500,000,000 joint repurchase agreement 5.300%, dated 8/31/2006 under which HSBC         95,000,000
                   Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to
                   8/1/2036 for $1,500,220,833 on 9/1/2006.  The market value of the underlying securities at the end of the period was $1,537,191,728.
    95,000,000     Interest in $1,200,000,000 joint repurchase agreement 5.290%, dated 8/31/2006 under which              95,000,000
                   Merrill Lynch Government Securities will repurchase U. S. Treasury and U.S. Government Agency securities with various maturities to 7/25/2036 for $1,200,176,333 on 9/1/2006.  The market value of the underlying securities at the end of the period was $1,236,003,528.
    95,000,000     Interest in $1,400,000,000 joint repurchase agreement 5.300%, dated 8/31/2006 under which              95,000,000
                   Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $1,400,206,111 on 9/1/2006.  The market value of the underlying securities at the end of the period was $1,440,924,694.
    10,000,000   3 Interest in $600,000,000 joint repurchase agreement 5.260%, dated 8/24/2006 under which UBS            10,000,000
                   Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                   10/25/2035 for $602,279,333 on 9/20/2006.  The market value of the underlying securities at the end of the period was $618,544,286.
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              392,640,000
                      TOTAL INVESTMENTS-103.8%                                                                           494,963,769
                      (AT AMORTIZED COST)4
                      OTHER ASSETS AND LIABILITIES-NET-(3.8)%                                                           (18,275,697)
                      TOTAL NET ASSETS-100%                                                                           $  476,688,072


  1 Floating rate note with current rate and next reset date shown.
  2 Discount rate at time of purchase.
  3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
  4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.





MUNICIPAL CASH SERIES
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--99.6%1,2
                   ALABAMA--2.0%
  $  1,360,000     Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC),           $   1,360,000
                   3.770%, 9/1/2006
     2,314,000     Birmingham, AL, IDA, IDRB's (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank,            2,314,000
                   N.A. LOC), 3.560%, 9/7/2006
       460,000     Perry County, AL, IDB (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/                         460,000
                   (Regions Bank, Alabama LOC), 3.600%, 9/7/2006
     3,100,000     Piedmont, AL, IDB, Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank NA, New York LOC), 3.620%,            3,100,000
                   9/7/2006
                      TOTAL                                                                                                7,234,000
                   ARIZONA--5.5%
     1,250,000     Apache County, AZ, IDA (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse,         1,250,000
                   Zurich LOC), 3.450%, 9/6/2006
     1,000,000     Arizona Health Facilities Authority (Series 2002), Weekly VRDNs (Royal Oaks Life Care                   1,000,000
                   Community)/(LaSalle Bank, N.A. LOC), 3.400%, 9/7/2006
     1,000,000     Arizona Health Facilities Authority (Series 2005A), Weekly VRDNs (Banner Health)/(MBIA Insurance        1,000,000
                   Corp. INS)/(Citibank NA, New York LIQ), 3.400%, 9/6/2006
     1,000,000     Phoenix, AZ, Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A), Weekly VRDNs        1,000,000
                   (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.450%, 9/6/2006
     3,000,000 3,4 Phoenix, AZ, IDA, PT-479 Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/                            3,000,000
                   (FHLMC LIQ), 3.460%, 9/7/2006
     4,645,000     Pima County, AZ, IDA (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/                     4,645,000
                   (LaSalle Bank, N.A. LOC), 3.400%, 9/7/2006
     1,100,000     Tempe, AZ, IDA (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(LaSalle Bank, N.A.           1,100,000
                   LOC), 3.400%, 9/7/2006
     2,700,000     Tucson, AZ, IDA (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC), 3.550%,             2,700,000
                   9/5/2006
     4,000,000 3,4 Yuma & LaPaz Counties, AZ, Community College District, MERLOTS (Series 2006-C2), Weekly VRDNs           4,000,000
                   (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.450%, 9/6/2006
                      TOTAL                                                                                               19,695,000
                   CALIFORNIA--1.7%
     6,000,000     California PCFA (Series 2002A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A.          6,000,000
                   LOC), 3.450%, 9/6/2006
                   COLORADO--1.1%
     2,000,000     Adams County, CO, IDB (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG LOC),           2,000,000
                   3.600%, 9/7/2006
     1,440,000     Colorado, HFA (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank,           1,440,000
                   N.A. LOC), 3.500%, 9/7/2006
       480,000     Colorado, HFA (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank,             480,000
                   N.A. LOC), 3.500%, 9/7/2006
                      TOTAL                                                                                                3,920,000
                   DISTRICT OF COLUMBIA--0.9%
     3,255,000 3,4 District of Columbia, HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank         3,255,000
                   of New York LIQ), 3.530%, 9/7/2006
                   FLORIDA--2.9%
     1,710,000 3,4 Escambia County, FL, HFA (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers              1,710,000
                   Holdings, Inc. LIQ), 3.520%, 9/6/2006
     3,000,000     Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD),          3,000,000
                   4.510%, 9/6/2006
     5,495,000 3,4 Lee County, FL, Solid Waste System (Series 2006 FR/RI-P11), Weekly VRDNs (MBIA Insurance Corp.          5,495,000
                   INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.520%, 9/6/2006
                      TOTAL                                                                                               10,205,000
                   ILLINOIS--6.6%
     4,700,000     Chicago, IL, Midway Airport (Series 1998B) Daily VRDNs (MBIA Insurance Corp. INS)/                      4,700,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.660%, 9/1/2006
     1,845,000     Chicago, IL (Series 2001), Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 3.620%, 9/7/2006        1,845,000
     1,925,000     Illinois Development Finance Authority, IDB, Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A.        1,925,000
                   LOC), 3.880%, 8/31/2006
     4,600,000     Illinois Development Finance Authority, IDB (Series 1997), Weekly VRDNs (Tempco Electric Heater         4,600,000
                   Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 9/7/2006
     1,000,000     Illinois Development Finance Authority, IDB (Series 2001), Weekly VRDNs (Apogee Enterprises,            1,000,000
                   Inc.)/(Bank of New York LOC), 3.510%, 9/7/2006
     2,630,000     Illinois Development Finance Authority IDB, Adjustable Rate, IDRB (Series 1996A), Weekly VRDNs          2,630,000
                   (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 9/7/2006
     3,750,000     Illinois Development Finance Authority, MFH (Series 1999), Weekly VRDNs (Butterfield Creek              3,750,000
                   Associates LP)/(LaSalle Bank, N.A. LOC), 3.550%, 9/7/2006
     3,000,000     Illinois Development Finance Authority (Series 2002), Weekly VRDNs (Kasbergen Family Living             3,000,000
                   Trust)/(Bank of the West, San Francisco, CA LOC), 3.540%, 9/7/2006
                      TOTAL                                                                                               23,450,000
                   INDIANA--4.4%
     1,060,000     Carmel, IN (Series 1999), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 3.580%,                1,060,000
                   9/7/2006
     1,086,000     Crawfordsville, IN, EDA (Series 1995: Shady Knoll III Apartments), Weekly VRDNs (Pedcor                 1,086,000
                   Investments-1994-XXII LP)/(FHLB of Indianapolis LOC), 3.550%, 9/7/2006
     7,978,000     Elkhart County, IN, MFH (Series 2002A: North Lake Apartments), Weekly VRDNs (Pedcor Investments-        7,978,000
                   2002-LVI LP)/(FHLB of Cincinnati LOC), 3.550%, 9/7/2006
     1,265,000     Huntington, IN (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A.,                1,265,000
                   Minnesota LOC), 3.600%, 9/7/2006
       675,000     Indiana Development Finance Authority (Series 1996), Weekly VRDNs (Meridian Group LLC)/(JPMorgan          675,000
                   Chase Bank, N.A. LOC), 3.850%, 9/7/2006
     1,500,000     Indiana Development Finance Authority, EDRB (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy               1,500,000
                   Leasing LLC)/(U.S. Bank, N.A. LOC), 3.540%, 9/7/2006
       250,000     Lebanon, IN, IDA (Series 1991), Weekly VRDNs (White Castle System)/(JPMorgan Chase Bank, N.A.             250,000
                   LOC), 3.600%, 9/7/2006
     1,920,000     Miami County, IN (Series 2001: Timberland RV Project), Weekly VRDNs (Timberlodge Real Estate            1,920,000
                   LLC)/(National City Bank, Indiana LOC), 3.570%, 9/7/2006
                      TOTAL                                                                                               15,734,000
                   KANSAS--3.4%
     9,267,000 3,4 Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick &           9,267,000
                   Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.610%, 9/7/2006
     2,985,000     Wyandotte County, KS (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 3.680%,             2,985,000
                   9/6/2006
                      TOTAL                                                                                               12,252,000
                   KENTUCKY--1.1%
       840,000     Fort Mitchell, KY, IDA, 4.35% TOBs (Motor Inn, Inc.)/(Huntington National Bank, Columbus, OH              840,000
                   LOC), Optional Tender 11/1/2006
     1,100,000     Henderson County, KY (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank,          1,100,000
                   Cincinnati LOC), 3.590%, 9/7/2006
     1,307,000     Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky,               1,307,000
                   Inc.)/(National City Bank, Kentucky LOC), 3.520%, 9/7/2006
       700,000     Winchester, KY (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC), 3.490%, 9/7/2006                   700,000
                      TOTAL                                                                                                3,947,000
                   LOUISIANA--0.7%
     2,500,000     New Orleans, LA, IDB (Series 2000), Weekly VRDNs (Home Furnishings Store)/(JPMorgan Chase Bank,         2,500,000
                   N.A. LOC), 3.660%, 9/7/2006
                   MAINE--1.6%
     2,600,000 3,4 Maine State Housing Authority, PUTTERs (Series 1414), Weekly VRDNs (J.P. Morgan Chase & Co.             2,600,000
                   LIQ), 3.480%, 9/7/2006
     3,125,000     Paris, ME (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/(Key Bank, N.A. LOC), 3.550%,        3,125,000
                   9/7/2006
                      TOTAL                                                                                                5,725,000
                   MARYLAND--1.0%
     1,655,000     Maryland State, Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill          1,655,000
                   Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 9/6/2006
     1,550,000     Maryland State, Economic Development Corp. (Series 1998A-Catterton Printing Company Facility),          1,550,000
                   Weekly VRDNs (Sky II LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.830%, 9/5/2006
       225,000     Maryland State, Economic Development Corp. (Series 1998B), Weekly VRDNs (Catterton Printing Co.           225,000
                   Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.830%, 9/5/2006
                      TOTAL                                                                                                3,430,000
                   MINNESOTA--2.0%
     4,960,000 3,4 Becker, MN (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/                      4,960,000
                   (Lehman Brothers Holdings, Inc. SWP), 3.590%, 9/7/2006
       715,000     Brooklyn Park, MN, EDA (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank,           715,000
                   N.A., Minnesota LOC), 3.600%, 9/7/2006
       370,000     Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.600%,                370,000
                   9/7/2006
     1,190,000     Red Wing, MN, Port Authority (Series 1998), Weekly VRDNs (Food Service Specialties)/                    1,190,000
                   (Wells Fargo Bank, N.A., Minnesota LOC), 3.600%, 9/7/2006
                      TOTAL                                                                                                7,235,000
                   MISSISSIPPI--0.8%
     3,000,000     Mississippi Regional Housing Authority No. II (Series 2000), 4.15% TOBs (Terrace Park                   3,000,000
                   Apartments)/(Wachovia Bank N.A. LOC), Mandatory Tender 5/1/2007
                   MISSOURI--1.4%
     5,000,000     Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank,            5,000,000
                   N.A. LOC), 3.490%, 9/7/2006
                   MULTI STATE--7.6%
     5,654,000 3,4 Clipper Tax-Exempt Certificates Trust (MultiState-AMT)/(Series 1999-3), Weekly VRDNs (GNMA              5,654,000
                   COL)/(State Street Bank and Trust Co. LIQ), 3.610%, 9/7/2006
     1,462,000 3,4 Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1), Weekly VRDNs (GNMA              1,462,000
                   COL)/(State Street Bank and Trust Co. LIQ), 3.610%, 9/7/2006
     2,846,000 3,4 Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-19), Weekly VRDNs (GNMA             2,846,000
                   COL)/(Merrill Lynch & Co., Inc. LIQ), 3.540%, 9/7/2006
     1,500,000 3,4 GS Pool Trust (Series 2006-56TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/                      1,500,000
                   (Goldman Sachs Group, Inc. LIQ), 3.510%, 9/7/2006
    13,685,912 3,4 GS Pool Trust (Series 2006-19TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/                     13,685,912
                   (Goldman Sachs Group, Inc. LIQ), 3.540%, 9/7/2006
     1,998,897 3,4 GS Pool Trust (Series 2006-35TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/                      1,998,897
                   (Goldman Sachs Group, Inc. LIQ), 3.540%, 9/7/2006
                      TOTAL                                                                                               27,146,809
                   NEVADA--0.6%
     2,000,000     Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly           2,000,000
                   VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/
                   (Bayerische Landesbank (GTD) LIQ), 3.460%, 9/6/2006
                   NEW HAMPSHIRE--1.1%
     4,000,000     New Hampshire Business Finance Authority, PCRBs (Series 1990A), 3.67% CP (New England Power             4,000,000
                   Co.), Mandatory Tender 9/12/2006
                   NEW MEXICO--2.6%
     9,389,439     New Mexico Mortgage Finance Authority (Series 2006), 4.530% TOBs (Trinity Plus Funding Co. LLC),        9,389,439
                   Mandatory Tender 7/1/2007
                   NORTH DAKOTA--1.0%
       300,000     Fargo, ND (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Wells Fargo Bank, N.A. LOC),               300,000
                   3.470%, 9/7/2006
     3,100,000     Grand Forks, ND (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank,        3,100,000
                   N.A., Minnesota LOC), 3.510%, 9/7/2006
                      TOTAL                                                                                                3,400,000
                   OHIO--6.8%
     2,000,000     Belmont County, OH, 4.25% BANs, 3/14/2007                                                               2,007,185
       750,000     Ohio State Water Development Authority (Series 1999-A), Weekly VRDNs (Ohio Edison Co.), 3.630%,           750,000
                   9/6/2006
     3,000,000     Ohio Waste Development Authority Solid Waste (Series 2001) Daily VRDNs (BP Products North               3,000,000
                   America, Inc.)/(BP PLC GTD), 3.640%, 9/1/2006
     2,154,100     Painesville, OH (Series 2006-1), 4.50% BANs, 3/21/2007                                                  2,164,627
     2,137,000     Painesville, OH (Series 2006-2), 4.15% BANs, 11/16/2006                                                 2,139,888
     1,300,000     Perrysburg, OH, 3.65% BANs, 11/9/2006                                                                   1,300,951
     2,975,000     Ross County, OH, 4.75% BANs, 5/30/2007                                                                  2,995,256
     1,500,000     Sylvania, OH City School District, 4.50% BANs, 7/26/2007                                                1,508,434
     3,500,000     Sylvania, OH, 4.50% BANs, 4/18/2007                                                                     3,516,933
     5,000,000     Trumbull County, OH, Sewer District (Series A), 4.00% BANs, 4/4/2007                                    5,009,925
                      TOTAL                                                                                               24,393,199
                   OKLAHOMA--2.1%
     2,000,000     Broken Arrow, OK, EDA, Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC),             2,000,000
                   3.700%, 9/7/2006
     1,000,000     Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips                      1,000,000
                   Co.)/(ConocoPhillips GTD), 3.490%, 9/6/2006
     2,500,000     Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 3.490%,           2,500,000
                   9/6/2006
     2,000,000     Oklahoma Development Finance Authority (Series 2003), 3.45% TOBs (ConocoPhillips                        2,000,000
                   Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2006
                      TOTAL                                                                                                7,500,000
                   OREGON--0.6%
     1,000,000     Oregon State (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA         1,000,000
                   LOC), 3.540%, 9/7/2006
     1,000,000     Oregon State (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC),         1,000,000
                   3.540%, 9/7/2006
                      TOTAL                                                                                                2,000,000
                   PENNSYLVANIA--1.8%
       895,000     McKean County, PA, IDA (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/                         895,000
                   (PNC Bank, N.A. LOC), 3.650%, 9/7/2006
     2,000,000     Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs            2,000,000
                   (Sunoco, Inc.), 3.640%, 9/6/2006
     3,700,000     Philadelphia, PA, IDA, Weekly VRDNs (30th Street Ltd. LP)/(MBIA Insurance Corp. INS)/(Royal Bank        3,700,000
                   of Scotland PLC, Edinburgh LIQ), 3.650%, 9/6/2006
                      TOTAL                                                                                                6,595,000
                   SOUTH CAROLINA--1.8%
     1,800,000     Berkeley County, SC, IDB, Weekly VRDNs (Nucor Corp.), 3.520%, 9/6/2006                                  1,800,000
     3,800,000     Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 3.520%, 9/6/2006                    3,800,000
       860,000     South Carolina Jobs-EDA (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian             860,000
                   Asset Assurance INS)/(RBC Centura Bank LIQ), 3.470%, 9/7/2006
                      TOTAL                                                                                                6,460,000
                   SOUTH DAKOTA--4.2%
    15,000,000 3,4 Clipper Tax-Exempt Certificates Trust (South Dakota-AMT)/(Series 2005-9), Weekly VRDNs (South          15,000,000
                   Dakota Housing Development Authority)/(State Street Bank and Trust Co. LIQ), 3.610%, 9/7/2006
                   TENNESSEE--2.0%
     1,300,000     Franklin County, TN, IDB (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC),             1,300,000
                   3.550%, 9/6/2006
       180,000     Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.700%,           180,000
                   9/7/2006
     2,500,000     Jackson, TN, IDB (Series 1999), Weekly VRDNs (Bobrick Washroom Equipment)/(Amsouth Bank N.A.,           2,500,000
                   Birmingham, AL LOC), 3.850%, 8/31/2006
       150,000     Knox County, TN, IDB (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC),             150,000
                   3.460%, 9/6/2006
     3,100,000     Union City, TN, IDB (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank N.A. LOC), 3.560%,          3,100,000
                   9/7/2006
                      TOTAL                                                                                                7,230,000
                   TEXAS--13.9%
     9,745,000 3,4 Bexar County, TX, Housing Finance Corp., PT-2596 Weekly VRDNs (Rosemont Apartments)/(Merrill            9,745,000
                   Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 3.540%, 9/7/2006
     7,575,000 3,4 Brazos River Authority, TX, ROCs (Series 617CE), Weekly VRDNs (TXU Energy Co. LLC)/                     7,575,000
                   (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.490%, 9/7/2006
       980,000 3,4 Dallas-Fort Worth, TX, International Airport, Roaring Forks (Series 2003-4A), Weekly VRDNs (FSA,          980,000
                   MBIA Insurance Corp. INS) and Bank of New York LIQs), 3.560%, 9/7/2006
     1,500,000     East Texas Housing Finance Corp. (Series 2002), Weekly VRDNs (The Park at Shiloh                        1,500,000
                   Apartments)/(Wachovia Bank N.A. LOC), 3.520%, 9/7/2006
     6,000,000     Harris County, TX, HFDC (Series 2006A), Daily VRDNs (Methodist Hospital, Harris County, TX),            6,000,000
                   3.600%, 9/1/2006
     5,695,000     Houston, TX, Higher Education Finance Corp. (Series 2003A) Tierwester Oaks and Richfield Manor          5,695,000
                   Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 3.750%, 9/1/2006
     4,730,000     Houston, TX, Housing Finance Corp. (Series 2005), Weekly VRDNs (Fairlake Cove                           4,730,000
                   Apartments)/(Citibank NA, New York LOC), 3.530%, 9/6/2006
     5,000,000     Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals,         5,000,000
                   Inc.), 3.500%, 9/6/2006
     5,455,000 3,4 Port of Houston, TX, Roaring Forks (Series 2005-24A), Weekly VRDNs (MBIA Insurance Corp.                5,455,000
                   INS)/(Bank of New York LIQ), 3.560%, 9/7/2006
     2,850,000 3,4 Texas State, Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), Weekly VRDNs        2,850,000
                   (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.500%, 9/6/2006
                      TOTAL                                                                                               49,530,000
                   VIRGINIA--9.1%
     1,250,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 1998-21), Weekly VRDNs (Norfolk,        1,250,000
                   VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.320%, 9/7/2006
     2,000,000     Fairfax County, VA, EDA (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing            2,000,000
                   Arts)/(Bank of America N.A. LOC), 3.410%, 9/7/2006
     1,000,000     Fairfax County, VA, IDA (Series 2005C-1), Weekly VRDNs (Inova Health System), 3.370%, 9/6/2006          1,000,000
     9,500,000     Henrico County, VA, EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/                       9,500,000
                   (Citibank NA, New York LOC), 3.450%, 9/6/2006
     5,000,000     James City County, VA, IDA (Series 1997), Weekly VRDNs (Riverside Health System), 3.560%,               5,000,000
                   9/6/2006
     1,000,000     Loudoun County, VA, IDA (Series 2001) Daily VRDNs (Atlantic Coast Airlines)/(Wachovia Bank N.A.         1,000,000
                   LOC), 3.650%, 9/1/2006
     5,000,000     Metropolitan Washington DC, Airports Authority (Sub Series A), 3.64% CP (Landesbank Baden-              5,000,000
                   Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 11/15/2006
     3,000,000     Metropolitan Washington, VA, Airports Authority (Series 2005B), 3.65% CP (Bank of America N.A.          3,000,000
                   LOC), Mandatory Tender 2/6/2007
       945,000     Portsmouth, VA, Redevelopment and Housing Authority (Series 2000), Weekly VRDNs (Yorkshire                945,000
                   Square Townhouse Apartments)/(SunTrust Bank LOC), 3.460%, 9/6/2006
     3,700,000     Virginia Beach, VA, Development Authority (Series 2004), Weekly VRDNs (LifeNet Corp.)/                  3,700,000
                   (SunTrust Bank LOC), 3.410%, 9/6/2006
                      TOTAL                                                                                               32,395,000
                   WASHINGTON--4.9%
     5,300,000 3,4 Clark County, WA, Public Utilities District No. 001, MERLOTS (Series 2001-A116), 3.35% TOBs (FSA        5,300,000
                   INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
       665,000     Washington State, EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of             665,000
                   America N.A. LOC), 3.500%, 9/6/2006
     1,900,000     Washington State, Housing Finance Commission (Series 1995), Weekly VRDNs (Heatherstone                  1,900,000
                   Apartments, LP)/(U.S. Bank, N.A. LOC), 3.500%, 9/7/2006
     2,575,000     Washington State, Housing Finance Commission (Series 1996A: Pacific Inn Apartments), Weekly             2,575,000
                   VRDNs (225-112th NE LP)/(U.S. Bank, N.A. LOC), 3.520%, 9/7/2006
     2,250,000     Washington State, Housing Finance Commission (Series 1998A: Oxford Square Apartments), Weekly           2,250,000
                   VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 3.520%, 9/7/2006
     4,900,000     Washington State, Housing Finance Commission (Series 2005A: Park Vista) Daily VRDNs (MWSH Port          4,900,000
                   Orchard LLC)/(Bank of America N.A. LOC), 3.730%, 9/1/2006
                      TOTAL                                                                                               17,590,000
                   WISCONSIN--2.4%
     2,000,000     Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton                     2,000,000
                   Papers)/(LaSalle Bank, N.A. LOC), 3.660%, 9/7/2006
     3,555,000     Lawrence, WI, Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/(Marshall & Ilsley Bank,                 3,555,000
                   Milwaukee LOC), 3.590%, 9/7/2006
       500,000     Marshfield, WI (Series 1993), Weekly VRDNs (Building Systems, Inc.)/(JPMorgan Chase Bank, N.A.            500,000
                   LOC), 3.850%, 9/7/2006
     2,600,000     Mukwonago, WI (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee             2,600,000
                   LOC), 3.590%, 9/7/2006
                      TOTAL                                                                                                8,655,000
                      TOTAL INVESTMENTS --- 99.6%                                                                        355,866,447
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- 0.4%                                                        1,383,720
                      TOTAL NET ASSETS --- 100%                                                                        $ 357,250,167

Securities that are subject to the federal alternative minimum tax (AMT) represent 78.4% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At August 31, 2006, the portfolio securities were rated as follows:
    Tier Rating Percentages Based on Total Market Value
    FIRST TIER                           SECOND TIER
    96.8%                                3.2%

2    Current rate and next reset date shown on Variable Rate Demand Notes.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $109,588,809, which represented 30.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At August 31, 2006, these liquid restricted securities amounted to $109,588,809, which represented 30.7% of total net assets.

  5 Also represents cost for federal tax purposes.


    Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.

    INVESTMENT VALUATION
    The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

    The following acronyms are used throughout this portfolio:

 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 EDFA    --Economic Development Financing Authority
 EDRB    --Economic Development Revenue Bonds
 FHLB    --Federal Home Loan Bank
 FHLMC   --Federal Home Loan Mortgage Corporation
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDC     --Industrial Development Corporation
 IDRBs   --Industrial Development Revenue Bond
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PCRBs   --Pollution Control Revenue Bonds
 PCFA    --Pollution Control Finance Authority
 PUTTERs --Puttable Tax Excempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes






PRIME CASH SERIES
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    ASSET-BACKED SECURITIES--1.6%
                    FINANCE - AUTOMOTIVE--1.5%
  $   4,564,359     CarMax Auto Owner Trust 2006-1, Class A1, 5.180%, 5/15/2007                                      $     4,564,359
     20,000,000     Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007                                      20,000,000
     21,874,483     GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007                                                21,874,483
     13,312,197     HSBC Automotive Trust 2006-1, Class A1, 5.275%, 6/18/2007                                             13,312,197
                       TOTAL                                                                                              59,751,039
                    FINANCE - EQUIPMENT--0.1%
      3,478,140     CNH Equipment Trust 2006-A, Class A1, 4.989%, 4/5/2007                                                 3,478,139
                       TOTAL ASSET-BACKED SECURITIES                                                                      63,229,178
                    BANKERS ACCEPTANCE--0.4%
                    BANKING--0.4%
     18,300,000     Wachovia Bank N.A., 5.450%, 12/20/2006 - 12/22/2006                                                   17,990,410
                    CERTIFICATES OF DEPOSIT--9.8%
                    BANKING--9.8%
      5,000,000     Barclays Bank PLC, 4.752%, 10/17/2006                                                                  5,000,015
     69,000,000     Calyon, Paris, 4.750% - 5.310%, 10/17/2006 - 4/19/2007                                                69,000,000
     47,200,000     Credit Suisse, Zurich, 4.920% - 5.200%, 2/5/2007 - 3/29/2007                                          47,200,000
     50,000,000     DePfa Bank PLC, 5.395% - 5.410%, 10/6/2006 - 2/12/2007                                                50,000,000
     10,000,000     Dexia Bank, Belgium, 4.305%, 9/29/2006                                                                 9,996,300
     15,000,000     HBOS Treasury Services PLC, 5.355%, 5/15/2007                                                         15,000,000
     24,000,000     Huntington National Bank, Columbus, OH, 5.450%, 12/4/2006                                             24,000,000
     75,000,000     Royal Bank of Scotland PLC, Edinburgh, 4.397% - 4.850%, 10/4/2006 - 1/30/2007                         74,999,912
     45,000,000     Societe Generale, Paris, 4.722% - 4.742%, 10/27/2006                                                  45,000,113
     10,000,000     Societe Generale, Paris, 5.410%, 2/20/2007                                                            10,000,000
     43,000,000     Toronto Dominion Bank, 5.420% - 5.600%, 2/12/2007 - 8/3/2007                                          43,008,995
                       TOTAL CERTIFICATES OF DEPOSIT                                                                     393,205,335
                    COLLATERALIZED LOAN AGREEMENTS--24.9%
                    BANKING--12.8%
     25,000,000     BNP Paribas Securities Corp., 5.422%, 9/1/2006                                                        25,000,000
    138,000,000     Credit Suisse First Boston LLC, 5.488%, 9/1/2006                                                     138,000,000
    125,000,000     Deutsche Bank Securities, Inc., 5.422%, 9/1/2006                                                     125,000,000
     75,000,000     Greenwich Capital Markets, Inc., 5.437%, 9/1/2006                                                     75,000,000
     25,000,000     HSBC Securities (USA), Inc., 5.412%, 9/1/2006                                                         25,000,000
     50,000,000     IXIS Financial Products Inc., 5.412%, 9/1/2006                                                        50,000,000
     50,000,000     J.P. Morgan Securities, Inc., 5.412%, 9/1/2006                                                        50,000,000
     25,000,000     WAMU Capital Corp., 5.382%, 9/1/2006                                                                  25,000,000
                       TOTAL                                                                                             513,000,000
                    BROKERAGE--12.1%
     75,000,000     Bear Stearns & Co., Inc., 5.432%, 9/1/2006                                                            75,000,000
    125,000,000     Citigroup Global Markets, Inc., 5.412%, 9/1/2006                                                     125,000,000
     95,000,000     Goldman Sachs & Co., 5.382%, 9/1/2006                                                                 95,000,000
     40,000,000     Lehman Brothers, Inc., 5.462%, 9/1/2006                                                               40,000,000
    100,000,000     Merrill Lynch & Co., Inc., 5.442%, 9/1/2006                                                          100,000,000
     50,000,000     Morgan Stanley & Co., Inc., 5.412%, 9/1/2006                                                          50,000,000
                       TOTAL                                                                                             485,000,000
                       TOTAL COLLATERALIZED LOAN AGREEMENTS                                                              998,000,000
                    COMMERCIAL PAPER-21.9%3
                    AEROSPACE / AUTO--1.8%
     38,795,000 1,2 Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 5.350% - 5.360%, 10/24/2006 -             38,415,965
                    11/7/2006
     32,940,000 1,2 Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.325% - 5.330%, 9/14/2006 - 9/15/2006           32,872,947
                       TOTAL                                                                                              71,288,912
                    BANKING--4.0%
     25,000,000     Bank of America Corp., 5.280%, 10/16/2006                                                             24,835,000
     45,000,000 1,2 Blue Spice LLC, (Deutsche Bank AG SWP), 5.275% - 5.350%, 9/22/2006 - 2/13/2007                        44,122,594
     20,000,000     Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt SA), 5.280%, 11/20/2006                        19,765,333
     20,000,000 1,2 KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.100%, 11/20/2006                 19,773,333
     22,294,000 1,2 Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.140% - 5.390%, 10/6/2006 - 2/13/2007                   22,043,561
     30,000,000     Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.265%, 2/12/2007             29,280,450
                       TOTAL                                                                                             159,820,271
                    CONSUMER PRODUCTS--0.9%
     36,145,000 1,2 Fortune Brands, Inc., 5.340% - 5.380%, 9/6/2006 - 11/1/2006                                           35,939,151
                    FINANCE - AUTOMOTIVE--5.2%
     39,000,000     DaimlerChrysler North America Holding Corp., 5.395% - 5.420%, 9/21/2006 - 11/20/2006                  38,620,287
     90,000,000     FCAR Auto Loan Trust, A1/P1 Series, 5.210% - 5.410%, 9/15/2006 - 2/12/2007                            89,108,756
     80,000,000     FCAR Auto Loan Trust, A1+/P1 Series, 5.280% - 5.310%, 2/5/2007 - 2/15/2007                            78,104,935
                       TOTAL                                                                                             205,833,978
                    FINANCE - COMMERCIAL--0.4%
     17,000,000     CIT Group, Inc., 5.110%, 11/15/2006                                                                   16,819,021
                    FINANCE - RETAIL--3.7%
     25,000,000 1,2 Amsterdam Funding Corp., 5.285%, 2/9/2007                                                             24,409,108
     11,000,000 1,2 Chariot Funding LLC, 5.150%, 9/5/2006                                                                 10,993,706
    108,000,000 1,2 Paradigm Funding LLC, 5.275% - 5.320%, 9/15/2006 - 2/12/2007                                         106,359,899
      7,000,000 1,2 Tulip Funding Corp., 5.110%, 10/24/2006                                                                6,947,339
                       TOTAL                                                                                             148,710,052
                    FINANCE - SECURITIES--3.4%
     24,000,000 1,2 Grampian Funding LLC, 5.265% - 5.370%, 10/25/2006 - 2/6/2007                                          23,521,401
     42,000,000 1,2 Perry Global Funding LLC Series A, 5.380% - 5.390%, 10/4/2006 - 10/10/2006                            41,770,298
     40,776,000 1,2 Scaldis Capital LLC, 5.320% - 5.370%, 9/20/2006                                                       40,661,226
     31,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.340%, 11/3/2006                                  30,710,305
                       TOTAL                                                                                             136,663,230
                    FOOD & BEVERAGE--0.7%
     28,100,000 1,2 H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.350%, 9/13/2006 - 9/20/2006                           28,023,465
                    MACHINERY, EQUIPMENT, AUTO--1.8%
     72,800,000     John Deere Capital Corp., (Deere & Co. SA), 5.300% - 5.310%, 9/21/2006 - 11/10/2006                   72,234,205
                       TOTAL COMMERCIAL PAPER                                                                            875,332,285
                    CORPORATE NOTES--1.5%
                    BANKING--0.3%
     10,000,000     Royal Bank of Canada, Montreal, 5.490%, 10/2/2007                                                     10,000,000
                    FINANCE - SECURITIES--1.2%
     30,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/12/2007                                                    30,000,000
     19,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.910% - 5.750%, 1/26/2007 - 7/25/2007             19,000,000
                       TOTAL                                                                                              49,000,000
                       TOTAL CORPORATE NOTES                                                                              59,000,000
                    LOAN PARTICIPATION--1.0%
                    FINANCE - RETAIL--1.0%
     40,000,000     Countrywide Home Loans, Inc., 5.320%, 9/13/2006                                                       40,000,000
                    NOTES - VARIABLE-34.4%4
                    BANKING--17.4%
      4,950,000     35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 5.430%,           4,950,000
                    9/7/2006
      2,370,000     6380 Brackbill Associates LP, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY             2,370,000
                    LOC), 5.420%, 9/1/2006
      8,425,000     Alabama Incentives Financing Authority, Series 1999-C, (Wachovia Bank N.A. LOC), 5.330%,               8,425,000
                    9/7/2006
      3,949,000     American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 5.380%,                3,949,000
                    9/7/2006
      4,100,000     American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 5.480%, 9/7/2006                           4,100,000
     68,000,000 1,2 BNP Paribas SA, 5.298%, 9/26/2006                                                                     68,000,000
      5,910,000     Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.380%, 9/1/2006                                           5,910,000
        720,000     Boozer Lumber Co., (Wachovia Bank N.A. LOC), 5.530%, 9/1/2006                                            720,000
        310,000     C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank,            310,000
                    Columbus, OH LOC), 5.500%, 9/7/2006
      7,710,000     Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.500%, 9/7/2006                 7,710,000
      1,449,000     Capital One Funding Corp., Series 1995-D, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 9/7/2006            1,449,000
        390,000     Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.410%,               390,000
                    9/7/2006
      5,785,000     Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 9/1/2006             5,785,000
      4,735,000     Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and          4,735,000
                    Trust Co., GA LOC), 5.370%, 9/7/2006
      2,550,000     Crane Plastics Siding LLC, Series 2000, (JPMorgan Chase Bank, N.A. LOC), 5.350%, 9/7/2006              2,550,000
     15,000,000     Credit Suisse, Zurich, 5.477%, 10/16/2006                                                             15,000,000
        850,000     Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.410%,                  850,000
                    9/7/2006
     10,000,000 1,2 DePfa Bank PLC, 5.369%, 9/15/2006                                                                     10,000,000
      2,200,000     Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.380%, 9/6/2006                2,200,000
      2,625,000     Engle Printing & Publishing, Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY              2,625,000
                    LOC), 5.420%, 9/1/2006
      5,655,000     Frank Parsons Paper Co., Inc., SERIES 1999, (Manufacturers & Traders Trust Co., Buffalo, NY            5,655,000
                    LOC), 5.420%, 9/1/2006
      6,230,000     Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC),              6,230,000
                    5.420%, 9/1/2006
      6,100,000     Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 5.430%, 9/6/2006                   6,100,000
        585,000     Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Manufacturers & Traders             585,000
                    Trust Co., Buffalo, NY LOC), 5.430%, 9/6/2006
      1,875,000     Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 9/1/2006             1,875,000
      2,735,000     Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 5.430%, 9/1/2006                                  2,735,000
      6,635,000     Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 5.330%,                  6,635,000
                    9/7/2006
     69,000,000 1,2 HBOS Treasury Services PLC, 5.338% - 5.463%, 9/11/2006 - 11/20/2006                                   69,000,000
     55,000,000     HBOS Treasury Services PLC, 5.452% - 5.530%, 9/1/2006 - 9/25/2006                                     55,000,000
        950,000     Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.480%, 9/1/2006                                            950,000
      4,360,000     Hodges Bonded Warehouse, Inc., Teague Warehouse Project, (Columbus Bank and Trust Co., GA              4,360,000
                    LOC), 5.330%, 9/7/2006
      3,010,000     Iowa 80 Group, Inc., Series 2001, (Wells Fargo Bank, N.A. LOC), 5.330%, 9/1/2006                       3,010,000
      7,610,000     Jackson-Rime Development Co. I, Series 2002, (First Commercial Bank, Birmingham, AL LOC),              7,610,000
                    5.330%, 9/7/2006
      2,290,000     Lake Sherwood Senior Living Center LLC, (Regions Bank, Alabama LOC), 5.400%, 9/7/2006                  2,290,000
     50,000,000   1 MONET Trust, Series 2000-1 Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.560%, 9/28/2006           50,000,000
      2,705,000     Maryland State Economic Development Corp., CWI Limited Partnership, (Manufacturers & Traders           2,705,000
                    Trust Co., Buffalo, NY LOC), 5.420%, 9/1/2006
      4,020,000     Maryland State Economic Development Corp., Human Genome Sciences Series 1999A, (Manufacturers          4,020,000
                    & Traders Trust Co., Buffalo, NY LOC), 5.420%, 9/5/2006
     50,000,000     Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers         50,000,000
                    & Traders Trust Co., Buffalo, NY LOC), 5.430%, 9/5/2006
      3,955,000     Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (National          3,955,000
                    Bank of Commerce, Memphis, TN LOC), 5.450%, 9/7/2006
      5,000,000 1,2 National Australia Bank Ltd., Melbourne, 5.376%, 9/7/2006                                              5,000,000
      7,085,000     Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 5.448%, 9/7/2006                     7,085,000
        800,000     PV Communications, Inc., Series 1998, (Huntington National Bank, Columbus, OH LOC), 5.550%,              800,000
                    9/7/2006
      6,305,000     PVF Finance LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 9/1/2006                6,305,000
      8,160,000     Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.474%, 9/1/2006          8,160,000
     25,000,000 1,2 Royal Bank of Canada, Montreal, 5.372%, 9/1/2006                                                      25,000,000
        410,000     Sandridge Food Corp., (National City Bank, OH LOC), 5.380%, 9/7/2006                                     410,000
     17,500,000     Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.500%, 9/7/2006                               17,500,000
     30,000,000 1,2 Societe Generale, Paris, 5.361%, 9/5/2006                                                             30,000,000
      3,000,000     Sojourn Project, Series 1997, (FirstMerit Bank, N.A. LOC), 5.380%, 9/7/2006                            3,000,000
      8,335,000     Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 5.500%, 9/7/2006                   8,335,000
      1,800,000     Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.330%, 9/7/2006                               1,800,000
      4,370,000     Sun Valley, Inc., (Wachovia Bank N.A. LOC), 5.380%, 9/1/2006                                           4,370,000
      2,735,000     Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY              2,735,000
                    LOC), 5.420%, 9/1/2006
     25,000,000     Svenska Handelsbanken, Stockholm, 5.265%, 9/20/2006                                                   24,999,741
      2,000,000     Swiger Coil Systems, Inc., Series 2000, (Huntington National Bank, Columbus, OH LOC), 5.550%,          2,000,000
                    9/7/2006
        680,000     TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 5.450%, 9/7/2006                          680,000
      2,980,000     Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 5.450%, 9/7/2006                        2,980,000
     20,000,000 1,2 Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia                20,000,000
                    Corp.), 5.424%, 9/21/2006
     38,000,000     Wells Fargo & Co., 5.441%, 9/5/2006                                                                   38,000,000
     48,000,000 1,2 Westpac Banking Corp. Ltd., Sydney, 5.300%, 9/18/2006                                                 48,000,000
      1,370,000     Wexner Heritage House, Series 2000, (Huntington National Bank, Columbus, OH LOC), 5.500%,              1,370,000
                    9/7/2006
        850,000     White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH LOC), 5.500%,            850,000
                    9/7/2006
        960,000     YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 5.500%, 9/7/2006                       960,000
                       TOTAL                                                                                             695,082,741
                    BROKERAGE--6.1%
     50,000,000 1,2 Goldman Sachs Group, Inc., 5.380%, 9/15/2006                                                          50,001,737
     35,000,000     Merrill Lynch & Co., Inc., 5.456%, 9/5/2006                                                           35,000,000
     40,000,000 1,2 Merrill Lynch & Co., Inc., 5.580%, 9/11/2006                                                          40,000,000
    121,000,000     Morgan Stanley, 5.373% - 5.456%, 9/1/2006 - 9/27/2006                                                121,000,000
                       TOTAL                                                                                             246,001,737
                    FINANCE - COMMERCIAL--2.2%
     85,300,000 1,2 General Electric Capital Corp., 5.430% - 5.493%, 9/11/2006 - 9/18/2006                                85,300,000
      3,000,000     South Carolina Jobs-EDA, Roller Bearing Co., Series 1994 B, (Heller Financial, Inc. LOC),              3,000,000
                    5.440%, 9/7/2006
                       TOTAL                                                                                              88,300,000
                    FINANCE - RETAIL--2.4%
     31,000,000     AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.886%, 9/15/2006                           31,000,000
     35,000,000 1,2 Compass Securitization LLC, 5.285% - 5.325%, 9/11/2006 - 10/12/2006                                   34,996,657
     30,000,000 1,2 Paradigm Funding LLC, 5.290%, 10/2/2006                                                               29,998,500
                       TOTAL                                                                                              95,995,157
                    FINANCE - SECURITIES--3.8%
     50,000,000 1,2 Beta Finance, Inc., 5.399%, 11/22/2006                                                                50,002,607
     65,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.325% - 5.445%, 9/11/2006 - 10/25/2006                              64,992,366
     39,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.285% - 5.410%, 9/15/2006 - 9/26/2006             38,999,570
                       TOTAL                                                                                             153,994,543
                    GOVERNMENT AGENCY--0.0%
        810,000     Clayton County, GA Housing Authority, Summerwinds Project, Series 2000 B, (Federal National              810,000
                    Mortgage Association LOC), 5.450%, 9/7/2006
                    INSURANCE--1.5%
     15,000,000     Genworth Life Insurance Co., 5.530%, 11/9/2006                                                        15,000,000
      9,000,000     Hartford Life Global Funding Trust, 5.330%, 9/15/2006                                                  9,000,000
     35,000,000     Monumental Life Insurance Co., 5.540%, 11/29/2006                                                     35,000,000
                       TOTAL                                                                                              59,000,000
                    MUNICIPAL--1.0%
     39,000,000     Florida Hurricane Catastrophe Fund Finance Corp., Series 2006-B, 5.340%, 9/15/2006                    39,000,000
                       TOTAL NOTES - VARIABLE                                                                          1,378,184,178
                    REPURCHASE AGREEMENTS--5.3%
    112,480,000     Interest in $3,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006, under which            112,480,000
                    Bank of America N.A. will repurchase U.S. Government securities with various maturities to
                    5/1/2035 for $3,000,440,833 on 9/1/2006. The market value of the underlying securities at the end of the period was $3,060,000,000.
    100,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.30%, dated 8/31/2006, under which            100,000,000
                    Credit Suisse First Boston Corp. will repurchase U.S. Government securities with various maturities to 8/16/2043 for $1,000,147,222 on 9/1/2006. The market value of the underlying securities at the end of the period was $1,030,003,137.
                       TOTAL REPURCHASE AGREEMENTS                                                                       212,480,000
                       TOTAL INVESTMENTS - 100.8%                                                                      4,037,421,386
                       (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES - NET - (0.8)%                                                      (32,291,232)
                       TOTAL NET ASSETS - 100%                                                                       $ 4,005,130,154

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $1,274,855,735, which represented 31.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At August 31, 2006, these liquid restricted securities amounted to $1,224,855,735, which represented 30.6% of total net assets.

3    Discount rate at time of purchase.

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note:The categories of investments are shown as a percentage of total net assets at August 31, 2006.


   INVESTMENT VALUATION
   The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
   RESTRICTED SECURITIES
   Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors held at August 31, 2006, is as follows:

 SECURITY                                   ACQUISITION DATE    ACQUISITION COST
< MONET Trust, Series 2000-1 Class A-2,
(Dresdner Bank AG, Frankfurt SWP),          6/1/2005 - 3/28/2006     $50,000,000
 5.56%, 9/28/2006


The following acronyms are used throughout this portfolio:

 EDA --Economic Development Authority
 GTD --Guaranteed
 IDA --Industrial Development Authority
 LOC --Letter of Credit
 SA  --Support Agreement
 SWP --Swap Agreement








TREASURY CASH SERIES
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   U.S. TREASURY--2.8%
                   U.S. TREASURY NOTES--2.8%
  $ 10,000,000     2.500% - 3.125%, 10/31/2006 - 1/31/2007                                                             $   9,957,974
                   REPURCHASE AGREEMENTS--97.3%
    66,888,000     Interest in $2,246,000,000 joint repurchase agreement 5.25%, dated 8/31/2006 under which BNP           66,888,000
                   Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                   2/15/2036 for $2,246,327,542 on 9/1/2006.The market value of the underlying securities at the end of the period was $2,290,920,855.
    70,000,000     Interest in $1,850,000,000 joint repurchase agreement 5.25%, dated 8/31/2006 under which               70,000,000
                   Barclays Capital, Inc. will repurchase U.S. Treasury securities with various maturities to
                   4/15/2032 for $1,850,269,792 on 9/1/2006. The market value of the underlying securities at the end of the period was $1,887,000,323.
    70,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.24%, dated 8/31/2006 under which               70,000,000
                   Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $1,000,145,556 on 9/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,240.
    70,000,000     Interest in $850,000,000 joint repurchase agreement 5.24%, dated 8/31/2006 under which Morgan          70,000,000
                   Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to
                   1/15/2008 for $850,123,722 on 9/1/2006. The market value of the underlying securities at the end of the period was $870,810,824.
    60,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.24%, dated 8/31/2006 under which UBS           60,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2014 for
                   $1,000,145,556 on 9/1/2006. The market value of the underlying securities at the end of the period was $1,020,000,233.
     5,000,000   1 Interest in $244,000,000 joint repurchase agreement 5.20%, dated 6/1/2006 under which UBS               5,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2020 for
                   $250,344,000 on 11/29/2006. The market value of the underlying securities at the end of the period was $253,888,703.
     3,000,000   1 Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS               3,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2026 for
                   $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $102,506,900.
                      TOTAL REPURCHASE AGREEMENTS                                                                        344,888,000
                      TOTAL INVESTMENTS --- 100.1%                                                                       354,845,974
                      (AT AMORTIZED COST)2
                      OTHER ASSETS AND LIABILITIES --- NET--- (0.1)%                                                       (460,946)
                      TOTAL NET ASSETS --- 100%                                                                        $ 354,385,028

1 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2    Also represents cost for federal tax purposes.

          Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.



INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.











ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  CASH TRUST SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006